Convertible Notes Payable and Shareholder Demand Note Receivable - Schedule of Future Principal on the Convertible Notes Payable (Detail)	Dec. 31, 2018 USD ($)
Long Term Debt Current And Noncurrent [Line Items]
2021	$ 896,412
Total future principal payments	19,313,453
Less unamortized debt discount	531,547
Total balance, balance sheet	18,781,906
Convertible Notes Payable
Long Term Debt Current And Noncurrent [Line Items]
2021	127,357,333
Total future principal payments	127,357,333
Less unamortized debt discount	24,100,204
Total balance, balance sheet	103,257,129
Convertible Notes Payable | Shareholder
Long Term Debt Current And Noncurrent [Line Items]
2021	77,357,333
Total future principal payments	77,357,333
Less unamortized debt discount	12,613,779
Total balance, balance sheet	64,743,554
Convertible Notes Payable | Non Shareholder
Long Term Debt Current And Noncurrent [Line Items]
2021	50,000,000
Total future principal payments	50,000,000
Less unamortized debt discount	11,486,425
Total balance, balance sheet	$ 38,513,575